SUPPLEMENTAL GUARANTOR INFORMATION - Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income
Revenue	$ 165,099	$ 174,040	$ 173,745	$ 184,552	$ 167,121	$ 146,683	$ 143,528	$ 157,041	$ 697,436	$ 614,373	$ 501,215
Operating expenses									(569,292)	(487,279)	(368,470)
Interest (expense) income, net									(20,283)	(6,737)	(5,810)
Other income (expense), net									3,558	2,012	259
Income tax benefit (provision)									(41,087)	(45,051)	(45,412)
Equity in earnings from unconsolidated entities									4,916	4,630
Net income									75,248	81,948	81,782
Net income attributable to noncontrolling interests									(1,933)	(3,018)	(565)
Net income attributable to common stockholders	$ 12,312	$ 19,100	$ 16,641	$ 25,262	$ 15,560	$ 21,295	$ 18,360	$ 23,715	73,315	78,930	81,217
Total Eliminations
Statement of Income
Other income (expense), net									(180,445)	(182,149)	(179,406)
Net income									(180,445)	(182,149)	(179,406)
Net income attributable to common stockholders									(180,445)	(182,149)	(179,406)
ILG
Statement of Income
Operating expenses									(3,664)	(2,733)	(2,465)
Interest (expense) income, net									(1)	(2)	(1)
Other income (expense), net									75,566	80,610	82,734
Income tax benefit (provision)									1,414	1,055	949
Net income									73,315	78,930	81,217
Net income attributable to common stockholders									73,315	78,930	81,217
Interval Acquisition Corp.
Statement of Income
Operating expenses									(639)	(630)	(632)
Interest (expense) income, net									(21,821)	(7,304)	(5,853)
Other income (expense), net									89,362	85,484	86,713
Income tax benefit (provision)									8,664	3,060	2,502
Net income									75,566	80,610	82,730
Net income attributable to common stockholders									75,566	80,610	82,730
Guarantor Subsidiaries
Statement of Income
Revenue									592,010	508,710	443,296
Operating expenses									(479,372)	(401,631)	(322,072)
Interest (expense) income, net									1,927	499	(188)
Other income (expense), net									15,282	15,741	9,503
Income tax benefit (provision)									(46,294)	(42,709)	(43,826)
Equity in earnings from unconsolidated entities									4,916	4,630
Net income									88,469	85,240	86,713
Net income attributable to noncontrolling interests									893	241
Net income attributable to common stockholders									89,362	85,481	86,713
Non-Guarantor Subsidiaries
Statement of Income
Revenue									105,426	105,663	57,919
Operating expenses									(85,617)	(82,285)	(43,301)
Interest (expense) income, net									(388)	70	232
Other income (expense), net									3,793	2,326	715
Income tax benefit (provision)									(4,871)	(6,457)	(5,037)
Net income									18,343	19,317	10,528
Net income attributable to noncontrolling interests									(2,826)	(3,259)	(565)
Net income attributable to common stockholders									$ 15,517	$ 16,058	$ 9,963